Pay vs Performance Disclosure number in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for First PEO	Summary Compensation Table Total for Second PEO	Compensation Actually Paid to First PEO	Compensation Actually Paid to Second PEO	Average Summary Compensation Table Total for Other NEOs	Average Compensation Actually Paid to Other NEOs	Value of Initial Fixed $100 Investment Based On Total Stockholder Return	Value of Initial Fixed $100 Investment Based On Total Peer Group Return	Net Loss (in thousands)	Total Revenue (in thousands)
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	$3,175,240	$—	$2,729,864	$—	$1,379,914	$977,475	$8.46	$90.58	$(51,745)	$332,314
2023	$2,968,565	$—	$395,236	$—	$1,251,223	$596,326	$11.50	$91.84	$(209,248)	$116,334
2022	$3,799,412	$—	$4,773,987	$—	$1,412,466	$1,797,309	$23.96	$88.53	$(233,659)	$75,475
2021	$7,776,226	$8,227,286	$2,053,198	$1,599,226	$3,294,885	$856,321	$19.23	$99.37	$(269,108)	$78,447

Company Selected Measure Name	total revenue
Named Executive Officers, Footnote	For 2024, 2023 and 2022, Mr. Koenig served as our PEO. For 2024, Dr. Foody, Mr. Halladay, Mr. Looker, and Mr. Warren served as our Other NEOs. For 2023, Dr. Foody and Mr. Warren served as our Other NEOs. For 2022, Dr. Foody and Mr. Looker served as our Other NEOs. For 2021, Mr. Koenig and Mr. Timothy Mayleben served as our PEO (First and Second in the table, respectively) and Mr. Bartram (Former Chief Financial Officer), Dr. Foody, and Ms. Ashley Hall (Former Chief Development Officer) served as our Other NEOs.
Peer Group Issuers, Footnote	Represents Total Shareholder Return for the NASDAQ Biotechnology index (NBI).
Adjustment To PEO Compensation, Footnote	The 2024 Summary Compensation Table totals for each PEO for each fiscal year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate “compensation actually paid”:

Year	Summary Compensation Table Total for PEO 1	Equity Award Adjustments for PEO 1 (1)	Compensation Actually Paid to PEO 1	Summary Compensation Table Total for PEO 2	Equity Award Adjustments for PEO 2 (1)	Incremental Cost Adjustment for PEO 2 (2)	Compensation Actually Paid to PEO 2
2024	$3,175,240	$(445,376)	$2,729,864	$—	$—	$—	$—
2023	$2,968,565	$(2,573,329)	$395,236	$—	$—	$—	$—
2022	$3,799,412	$974,575	$4,773,987	$—	$—	$—	$—
2021	$7,776,226	$(5,723,028)	$2,053,198	$8,227,286	$(2,908,444)	$(3,719,616)	$1,599,226

(1) Equity award adjustment amounts reflect the aggregate of the following components, as applicable: (i) the fair value as of the end of the listed fiscal year of unvested equity awards granted in that fiscal year; (ii) the change in fair value during the listed fiscal year of equity awards granted in prior fiscal years that remained outstanding and unvested at the end of the listed fiscal year; and (iii) the change in fair value during the listed fiscal year through the vesting date of equity awards granted in prior fiscal years that vested during the listed fiscal year, less the fair value at the end of the prior fiscal year of awards granted prior to the listed fiscal year that failed to meet applicable vesting conditions during the listed fiscal year. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate the fair values did not materially differ from those disclosed at the time of the grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Change from Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Change in Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
PEO 1
2024	$110,338	$(328,101)	$56,545	$(284,158)	$—	$—	$(445,376)
2023	$(313,336)	$(1,348,054)	$(188,668)	$(723,271)	$—	$—	$(2,573,329)
2022	$524,050	$243,602	$141,519	$65,404	$—	$—	$974,575
2021	$(4,782,040)	$—	$(940,988)	$—	$—	$—	$(5,723,028)
PEO 2
2022	$—	$—	$—	$—	$—	$—	$—
2021	$(3,707,482)	$—	$28,166	$3,379,913	$(2,609,041)	$—	$(2,908,444)
	(2) Represents incremental fair value from the modification of Mr. Mayleben's equity awards in accordance with FASB ASC Topic 718 associated with the terms of his separation agreement.
Non-PEO NEO Average Total Compensation Amount	$ 1,379,914	$ 1,251,223	$ 1,412,466	$ 3,294,885
Non-PEO NEO Average Compensation Actually Paid Amount	$ 977,475	596,326	1,797,309	856,321
Adjustment to Non-PEO NEO Compensation Footnote	The Average Summary Compensation Table totals for our Other NEOs for each fiscal year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate “compensation actually paid”:

Year	Average Summary Compensation Table Total for Other NEOs	Equity Award Adjustments for Other NEOs (1)	Incremental Cost Adjustment for Other NEOs (2)	Average Compensation Actually Paid to Other NEOs
2024	$1,379,914	$(324,697)	$(77,742)	$977,475
2023	$1,251,223	$(654,897)	$—	$596,326
2022	$1,412,466	$384,843	$—	$1,797,309
2021	$3,294,885	$(2,291,784)	$(146,780)	$856,321

(1) Equity award adjustment amounts reflect the aggregate of the following components, as applicable: (i) the fair value as of the end of the listed fiscal year of unvested equity awards granted in that fiscal year; (ii) the change in fair value during the listed fiscal year of equity awards granted in prior fiscal years that remained outstanding and unvested at the end of the listed fiscal year; and (iii) the change in fair value during the listed fiscal year through the vesting date of equity awards granted in prior fiscal years that vested during the listed fiscal year, less the fair value at the end of the prior fiscal year of awards granted prior to the listed fiscal year that failed to meet applicable vesting conditions during the listed fiscal year. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate the fair values did not materially differ from those disclosed at the time of the grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Change from Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Change in Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2024	$(112,213)	$(47,710)	$17,080	$(55,691)	$(126,163)	$—	$(324,697)
2023	$(31,136)	$(405,132)	$(46,302)	$(172,327)	$—	$—	$(654,897)
2022	$262,253	$83,446	$—	$39,144	$—	$—	$384,843
2021	$(2,033,212)	$(139,926)	$(59,912)	$117,787	$(176,521)	$—	$(2,291,784)
	(2) Represents incremental fair value from the modification of equity awards in accordance with FASB ASC Topic 718 associated with termination of employment of Dr. Foody in 2024 and Ms. Hall in 2021.
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Additional Performance Measures
Total Revenue
Commercial growth (increased product sales)
Financial diligence (managing research and development, selling, general and administrative expenses and maintaining cash position)

Total Shareholder Return Amount	$ 8.46	11.50	23.96	19.23
Peer Group Total Shareholder Return Amount	90.58	91.84	88.53	99.37
Net Income (Loss)	$ (51,745,000)	$ (209,248,000)	$ (233,659,000)	$ (269,108,000)
Company Selected Measure Amount	332,314	116,334	75,475	78,447
PEO Name	Mr. Koenig	Mr. Koenig	Mr. Koenig
Additional 402(v) Disclosure	The dollar amounts reported are the amounts of total compensation reported for Mr. Koenig and Mr. Mayleben for each corresponding year in the “Total” column of the "Summary Compensation Table." The dollar amounts reported are the average of the amounts of total compensation reported for our Other NEOs named in (a) for each corresponding year in the “Total” column of the "Summary Compensation Table".Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. No dividends were paid on stock or option awards in 2021, 2022, 2023 or 2024.The dollar amounts reported represent the amount of net income (loss) reflected in the audited financial statements for the applicable year.The dollar amounts reported represent the amount of total revenue reflected in the audited financial statements for the applicable year.
Measure:: 1
Pay vs Performance Disclosure
Name	Total Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Commercial growth (increased product sales)
Measure:: 3
Pay vs Performance Disclosure
Name	Financial diligence (managing research and development, selling, general and administrative expenses and maintaining cash position)
Mr. Koenig [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 3,175,240	$ 2,968,565	$ 3,799,412	$ 7,776,226
PEO Actually Paid Compensation Amount	2,729,864	395,236	4,773,987	$ 2,053,198
PEO Name				Mr. Koenig
Mr. Timothy Mayleben [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 8,227,286
PEO Actually Paid Compensation Amount				$ 1,599,226
PEO Name				Mr. Timothy Mayleben
PEO | Mr. Koenig [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(445,376)	(2,573,329)	974,575	$ (5,723,028)
PEO | Mr. Koenig [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	110,338	(313,336)	524,050	(4,782,040)
PEO | Mr. Koenig [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(328,101)	(1,348,054)	243,602	0
PEO | Mr. Koenig [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	56,545	(188,668)	141,519	(940,988)
PEO | Mr. Koenig [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(284,158)	(723,271)	65,404	0
PEO | Mr. Koenig [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Mr. Koenig [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Mr. Timothy Mayleben [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(3,719,616)
PEO | Mr. Timothy Mayleben [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(2,908,444)
PEO | Mr. Timothy Mayleben [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(3,707,482)
PEO | Mr. Timothy Mayleben [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | Mr. Timothy Mayleben [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	28,166
PEO | Mr. Timothy Mayleben [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	3,379,913
PEO | Mr. Timothy Mayleben [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(2,609,041)
PEO | Mr. Timothy Mayleben [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(77,742)	0	0	(146,780)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(324,697)	(654,897)	384,843	(2,291,784)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(112,213)	(31,136)	262,253	(2,033,212)
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(47,710)	(405,132)	83,446	(139,926)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,080	(46,302)	0	(59,912)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(55,691)	(172,327)	39,144	117,787
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(126,163)	0	0	(176,521)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0